Directors and key management remuneration	12 Months Ended
Dec. 31, 2018
Directors' and key management remuneration
Directors' and key management remuneration

31 Directors' and key management remuneration

	2018	2017
Directors' remuneration	£000	£000
Non Executive Directors	2,001	1,747
Chairman and executive directors-emoluments	4,657	5,299
	6,658	7,046
Amounts receivable under long-term incentive plans and share option plans	—	1,225
Total	6,658	8,271

No directors accrued benefits under defined benefit schemes or money purchase schemes during 2018 and 2017.

The executive directors may participate in the company's long-term incentive plans, executive share option and sharesave schemes and details of their interests in the company's shares arising from their participation are given in the Directors' remuneration report. Details of the remuneration received by each director are also given in the Directors' remuneration report.

Compensation of key management

The aggregate remuneration of directors and other members of key management during the year was as follows:

	2018	2017
	£000	£000
Short-term benefits	20,316	19,019
Post-employment benefits	82	434
Share-based payments	—	3,558
	20,398	23,011

A new board and committee operating model was introduced in 2018 in order to align with UK ring-fencing requirements. The definition of key management has been revised and now comprises members of the RBSG and NWH Ltd Boards, members of the RBSG and NWH Ltd Executive Committees, and the Chief Executives of NatWest Markets Plc and RBS International. This is on the basis that these individuals have been identified as Persons Discharging Managerial Responsibilities (PDMRs) of RBSG under the new governance structure.